FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 04, 2020
Assets:
Marketable securities held in Trust Account	$ 230,016,101	$ 229,967,028
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	70,625,000	19,780,000	$ 18,190,000
Level 1
Assets:
Marketable securities held in Trust Account	230,016,101	229,967,028
Level 3 | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	45,425,000	12,880,000
Level 3 | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Warranty liability	$ 25,200,000	$ 6,900,000